General information / summary of general accounting policies (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total employees (in FTEs)	44,209	44,027	42,416
Voting rights required for consolidation of subsidiaries	50.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total employees (in FTEs)	44,000